Leases (Details) - Schedule of Right-of-Use Assets - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets [Abstract]
Balance beginning	€ 54,935	€ 94,106
Additions from lease modification	41,946	19,353
Depreciation	(31,571)	(58,524)
Balance ending	€ 65,310	€ 54,935